Note 7 - Related Parties (Details Textual) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Jan. 12, 2023	Jan. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Statement Line Items [Line Items]
Proceeds from sales of investments other than investments accounted for using equity method	$ 59,000
Market value of shares based on their then-quoted price per share	$ 74,000
Kunlun Tech Limited and Keeneyes Future Holding Inc. [member]
Statement Line Items [Line Items]
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, associates equity		$ 15,500	$ 37,564	$ (6,389)
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates		15,000	(34,321)	(18,576)
Net fair value gain (loss) related to listed equity instruments		$ 500	$ 3,243	$ (24,966)